Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of detailed information about financial assets at fair value through other comprehensive income

	Barclays Bank Group
	2023	2022
	£m	£m
Debt securities and other eligible bills	50,650	44,861
Equity securities	2	1
Loans and advances	771	222
Financial assets at fair value through other comprehensive income	51,423	45,084